Stock-Based Compensation - Summary of Restricted Stock Award and Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Issued and unvested beginning balance | shares	940,392
Number of shares, Granted | shares	1,548,117
Number of shares, Vested | shares	(305,502)
Number of shares, Forfeited, cancelled or expired | shares	(1,246,649)
Number of shares, Issued and unvested ending balance | shares	936,358
Weighted average grant date fair value, Issued and unvested, beginning balance | $ / shares	$ 3.62
Weighted average grant date fair value, Granted | $ / shares	1.65
Weighted average grant date fair value, Vested | $ / shares	4.74
Weighted average grant date fair value, Forfeited, cancelled or expired | $ / shares	2.02
Weighted average grant date fair value, Issued and unvested, ending balance | $ / shares	$ 2.13